Principal activities and basis of presentation (Details)	Mar. 31, 2022 item
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	3
Beijing municipality
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1
Guangdong Province [Domain]
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1
Zhejiang Province
Principal activities
Number of cord banking licenses issued by authorities that are held by the entity	1